                      MORGAN STANLEY NEXT GENERATION TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020




                                                  October 4, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Next Generation Trust
     File Number 333-82729


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.

                                                  Very truly yours,

                                                  /s/  Sheldon Winicour
                                                       ------------------------
                                                       Sheldon Winicour
                                                       Assistant Secretary